Derivative Financial Instruments and Hedge Accounting - Summary of Hedged Item (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	₩ 20,864	$ 17,599	₩ (1,264)	₩ (33,182)
Foreign currency translation reserve	(57,935)	$ (48,870)	64,269	₩ (8,900)
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	7,638,783		6,384,347
Carrying amount - Liabilities	3,717,822		5,730,262
Accumulated amount of hedge adjustments - Assets	90,612		379,555
Accumulated amount of hedge adjustments - Liabilities	(53,243)		76,582
Changes in fair value	201,845		(11,946)
Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	(23,823)		13,237
Cash flow hedge reserve	(7,733)		(28,597)
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	5,194,890		3,714,937
Carrying amount - Liabilities	3,717,822		5,730,262
Accumulated amount of hedge adjustments - Assets	(42,656)		68,810
Accumulated amount of hedge adjustments - Liabilities	(53,243)		76,582
Changes in fair value	21,169		28,764
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	(36,428)		12,172
Cash flow hedge reserve	4,864		(22,439)
Debt securities in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	1,627,228		1,001,957
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(20,272)		5,888
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(26,247)		402
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,443,893		2,669,410
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	133,268		310,745
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	180,676		(40,710)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	3,567,662		2,712,980
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	(22,384)		62,922
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	(71,246)		42,382
Currency | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	2,443,893		2,669,410
Carrying amount - Liabilities	0		0
Accumulated amount of hedge adjustments - Assets	133,268		310,745
Accumulated amount of hedge adjustments - Liabilities	0		0
Changes in fair value	180,676		(40,710)
Currency | Cash Flow Hedge
Disclosure of detailed information about hedged items [line items]
Changes in fair value	12,605		1,065
Cash flow hedge reserve	(12,597)		(6,158)
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Changes in fair value	88,729		(88,769)
Foreign currency translation reserve	(35,658)		22,278
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	93,521		121,768
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(1,319)		2,088
Changes in fair value	3,222		(4,491)
Debentures in Korean won | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	2,470,123		3,623,161
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	(79,877)		(6,839)
Changes in fair value	70,308		27,909
Debentures in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Carrying amount - Assets	0		0
Carrying amount - Liabilities	1,154,178		1,985,333
Accumulated amount of hedge adjustments - Assets	0		0
Accumulated amount of hedge adjustments - Liabilities	27,953		81,333
Changes in fair value	₩ 45,132		₩ (37,438)